Investments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Day	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Fair value of investments, assets managed on behalf of the trade capital providers	$ 162.6	$ 170.4
Number of securities in an unrealized loss position, total	5,422
Number of securities in an unrealized loss position for less than one year	1,270
Number of securities in an unrealized loss position for a period of one year or greater	55
Other-than-temporary losses on our fixed maturities portfolio	(0.1)	(0.8)	(6.9)
Other than temporary losses equity portfolio	1.1	0
Sales of fixed maturity investments	1,326.9	1,837.4	1,257.3
Sales of equity securities	41.3	55.3	81.9
Sales of other investments	2.5	0.7	0.6
Forward contracts, term, days	60
Foreign exchange unrealized gains on bonds	0.6	0.4
Foreign exchange realized losses on forwards	0.6	0.4
Total notional amount of the Company's holdings in non-U.S. Dollar denominated higher yielding fixed maturity investments	3.1	5.3
Notional amount of the currency forward contracts	142.4
The fair value of the currency forward contracts	1.0
Realized gains from currency forward contracts	9.4
Realized losses from currency forward contracts	4.8
Fair value	4,147.5	4,215.4
Loss and loss expense reserve	45.3
Underwriting business at Lloyd's	124.9
Securities Pledged As Collateral [Member]
Schedule of Investments [Line Items]
Pledged assets separately reported, securities pledged under letters of credit facilities, at amortized cost	197.3
Pledged assets separately reported, securities pledged under letters of credit facilities, at fair value	201.1
Non-U.S. Denominated Fixed Maturity Investments [Member]
Schedule of Investments [Line Items]
Total notional amount of the Company's holdings in non-U.S. Dollar denominated higher yielding fixed maturity investments	3.3	5.3
Short-term Investments [Member]
Schedule of Investments [Line Items]
Other-than temporarliy impairment losses			17.8
Fair value	296.4	375.3
Deposit With Various U.S. Insurance And Other Regulatory Agencies [Member]
Schedule of Investments [Line Items]
Amortized cost	234.5
Fair value	$ 251.1